October 1, 2013

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EAGLE CAPITAL APPRECIATION FUND
File Nos. 002-98634 and 811-04338
SEC Accession No. 0000898432-13-000966

Ladies and Gentlemen:

On behalf of the Eagle Capital Appreciation Fund (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

The sole purpose of this filing is to submit the interactive data file included as an exhibit, which relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) under the Securities Act on July 1, 2013; such form of Supplement (Accession Number 0000898432-13-000966) is incorporated by reference into this Rule 497 document.

If you have any questions or comments concerning the foregoing, please call me at 727-567-3526.

Very truly yours,

/s/ Susan L. Walzer

Susan L. Walzer

Principal Executive Officer

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